Accpunts receivable (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	R$ 985,614	R$ 437,139
Additions (Reversals), net	109,307	553,592
Decrease through write-off, financial assets	(509,479)	(5,117)
Allowance account for credit losses of financial assets	585,443	985,614
Loans
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	521,929	256,927
Additions (Reversals), net	(2,749)	265,002
Decrease through write-off, financial assets	(157,400)	0
Allowance account for credit losses of financial assets	361,780	521,929
Credit card receivables, net
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	451,285	174,046
Additions (Reversals), net	79,126	277,239
Decrease through write-off, financial assets	(345,007)	0
Allowance account for credit losses of financial assets	185,404	451,285
Payroll loans and other
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Allowance account for credit losses of financial assets	12,400	6,166
Additions (Reversals), net	32,931	11,351
Decrease through write-off, financial assets	(7,072)	(5,117)
Allowance account for credit losses of financial assets	R$ 38,259	R$ 12,400